LEASES (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Leases
Depreciation expense of right-of-use assets	$ 205	¥ 1,413	¥ 1,366	¥ 1,663
Interest on lease liabilities	19	133	150	80
Expense relating to short-term leases	71	490	601	496
Total amounts recognized in profit or loss	$ 295	¥ 2,036	¥ 2,117	¥ 2,239